Financial Assets At Fair Value Through Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2020
Financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2019	September 30, 2020
Non-current

Investments in equity instruments at fair value through other comprehensive income (FVTOCI)
Foreign unlisted ordinary shares	$132,160	$33,810